2. Summary of Significant Accounting Policies (Details Narrative) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Scenario, Previously Reported [Member]	May 31, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Adjustment [Member]	May 31, 2012 Scenario, Adjustment [Member]
Ownership Percentage				94.35%	98.80%	9880.00%	9435.00%
Bad Debt Expense		$ 0	$ 22,047
Forward Stock Split, Ratio	3,113.31